Organization and Operations	12 Months Ended
Dec. 31, 2012
Organization and Operations

1. ORGANIZATION AND OPERATIONS

Silicon Motion Technology Corporation (“SMTC”, collectively with its subsidiaries the “Company”) is a holding company incorporated in the Cayman Islands on January 27, 2005. Significant parts of the Company’s operations are conducted through Silicon Motion, Inc. (“SMI Taiwan”), a wholly-owned subsidiary of SMTC, located in Taiwan and FCI, Inc. (“FCI”), a wholly-owned subsidiary of SMTC, located in Korea. The Company is a fabless semiconductor company that designs, develops and markets, high-performance, low-power semiconductor solutions for the multimedia consumer electronics market. The Company has two major product lines: mobile storage and mobile communications. The mobile storage business is composed of microcontrollers used in NAND flash memory storage products such as flash memory cards, USB flash drives, SSDs, and embedded flash applications. The mobile communications business is composed of mobile TV IC solutions, and handset transceivers.

The Company acquired SMI Taiwan in April 2005. Originally SMI Taiwan was known as Feiya Technology Corporation (“Feiya”), a Taiwan corporation which was incorporated in April 1997 but had changed its name to SMI Taiwan after acquiring in August 2002 Silicon Motion, Inc., a California corporation (“SMI USA”), which was incorporated in November 1995. Feiya was originally a flash memory products company and SMI USA a graphics processor company. In April 2007, the Company acquired FCI, a leading designer of RF ICs for mobile TV and wireless communications based in South Korea. The Company established SMI BV in the Netherlands in 2011 with the purpose of expanding its business activities in Europe, as well as providing supervisory, financing, legal support, accounting services and shareholding for the Company’s businesses in other parts of the world.